Organization (Details) - Schedule of consolidated VIEs and cash flow disclosures - VIE [Member] - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 29, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net (income) loss	$ 1,302	$ (9,916)	$ (1,392)
Depreciation and amortization		479	102
Impairment of doubtful debt	(300)
MNVO BU management compensation
Deferred income tax benefits
Changes in operating assets and liabilities	(2,557)	7,489	(343)
Net cash used in operating activities	(1,555)	(1,948)	(1,633)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(37)	(66)
Purchases of intangible assets	(355)
Proceeds from disposal of non-controlling interest
Payments to acquiring non-controlling interest
Net cash used in investing activities	(392)	(66)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholders		1,487	3,547
Proceeds from short-term and other borrowings		155	200
Repayments of short-term and other borrowings		(218)	(527)
Proceeds from long-term and other borrowings		112
Repayments of long-term and other borrowings		(2)	(111)
Net cash generated from financing activities		1,534	3,109
Effect of foreign exchange rate changes on cash and short-term investment	38
Net increase (decrease) in cash and cash equivalents and restricted cash	(1,910)	(480)	1,476
Cash and cash equivalents and restricted cash at beginning of year	2,296	1,597	121	$ 2,296
Cash and cash equivalents and restricted cash at end of year	$ 386	$ 1,117	$ 1,597	$ 121